Commitments and Contingencies Schedule of Future Minimum Rental Commitments for Operating Leases (Details) $ in Millions	Dec. 27, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum rental commitments - 2015	$ 106
Minimum rental commitments - 2016	85
Minimum rental commitments - 2017	62
Minimum rental commitments - 2018	49
Minimum rental commitments - 2019	41
Minimum rental commitments - Thereafter	84
Total minimum rental commitments	$ 427